Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Expenses
Management Fee	$ 271,505	$ 146,461	$ 721,902	$ 478,722	$ 678,610	$ 390,023
Professional fees	120,284		497,570	225,742	460,226	294,731
Custodian fees	83,201	44,749	221,057	146,281	207,324	119,636
Other	34,393	40,752	109,418	189,713	240,365	231,306
Total expenses	509,383	231,962	1,549,947	1,040,458	1,586,525	1,035,696
Net investment loss	(509,383)	(231,962)	(1,549,947)	(1,040,458)	(1,586,525)	(1,035,696)
Net realized gain and net change in unrealized appreciation on investment in Bitcoin
Net realized gain on investment in Bitcoin	417,787	220,092	1,413,256	52,283,046	52,607,095	1,039,910
Net change in unrealized appreciation on investment in Bitcoin	12,389,430	6,598,370	39,030,392	10,619,714	68,351,967	69,445,270
Total net realized gain and net change in unrealized appreciation on investment in Bitcoin	12,807,217	6,818,462	40,443,648	62,902,760	120,959,062	70,485,180
Net increase in net assets resulting from operations	$ 12,297,834	$ 6,586,500	$ 38,893,701	$ 61,862,302	$ 119,372,537	$ 69,449,484